Lease financing (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jul. 10, 2019	Dec. 31, 2024	Dec. 31, 2018
Star Challenger [Member] | Kyowa Sansho Co. Ltd. [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Date		July 10, 2019
Sale Leaseback Transaction, Lease Terms		eleven-year
Sale Leaseback Transaction, Gross Proceeds, Financing Activities	$ 15,000
Sale and Leaseback Transaction, Description		to pay the remaining amount under the then existing loan agreement
Star Fighter [Member] | Affiliate of Kyowa Sansho [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Date		December 2018
Sale Leaseback Transaction, Lease Terms		ten years
Sale Leaseback Transaction, Gross Proceeds, Financing Activities			$ 16,125
Sale and Leaseback Transaction, Description		to pay the remaining amount under the then existing loan agreement
Vessel purchase price obligation		$ 2,450